Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Strategic Global Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	bsgbfi_SupplementTextBlock
BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

(the “Fund”)

Supplement dated September 11, 2018 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”), each dated April 30, 2018, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”

BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsgbfi_SupplementTextBlock
BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

(the “Fund”)

Supplement dated September 11, 2018 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”), each dated April 30, 2018, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

The section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Global Bond Fund, Inc. — Principal Risks of Investing in the Fund” are amended to delete “Non-Diversification Risk.”